Convertible Notes Payable - Summary of Common Stock and Preferred Stock Shares Issued under Notes and New Notes (Parenthetical) (Detail) - USD ($)																3 Months Ended		12 Months Ended
	Dec. 28, 2017	Nov. 15, 2017	Oct. 10, 2017	Aug. 28, 2017	Aug. 04, 2017	Jul. 07, 2017	Jul. 02, 2017	Jun. 07, 2017	May 09, 2017	Apr. 10, 2017	Mar. 13, 2017	Mar. 02, 2017	Feb. 10, 2017	Feb. 01, 2017	Jan. 12, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Reduction in Principal					$ 1,015,848	$ 2,000,000			$ 1,913,915	$ 3,621,286	$ 4,417,829	$ 125,999	$ 3,045,817	$ 544,000	$ 1,478,318	$ 0	$ 12,210,000	$ 40,121,000	$ 35,000,000	$ 649,000	$ 0
Gain (loss) on warrant extinguishment		$ (21,000,000)																$ 9,613,000		$ 0	$ 0
Restructuring Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal				$ 1,200,000
Gain (loss) on warrant extinguishment			$ (2,300,000)
Loss on debt settlement				$ 1,900,000
Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued	247,417
Reduction in Principal	$ 2,474,174	$ 8,130,564					$ 4,200,000	$ 4,200,000
Gain (loss) on warrant extinguishment	(3,700,000)
Loss on debt settlement							$ 1,000,000
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares issued							4,200
Retirement Per Exchange Agreement [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal	$ 600,000
Common Stock Issued [Member]
Debt Instrument [Line Items]
Number of shares issued					83	229			218	344	229	5	87	10	23				642,885
Common Stock Issued [Member] | Restructuring Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued				229
Common Stock Issued [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued	445,152	194,896					1,380	1,380
Provision to Exchange [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued		1,948
Reduction in Principal		$ 600,000
Updated Conversion Price Formula [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued		192,948
Reduction in Principal		$ 7,500,000